New Accounting Standards	12 Months Ended
Dec. 31, 2022
New Accounting Pronouncements
2. NEW ACCOUNTING STANDARDS

The disclosures in this note apply to all Registrants unless indicated otherwise.

During the FASB’s standard-setting process and upon issuance of final standards, management reviews the new accounting literature to determine its relevance, if any, to the Registrants’ business. There are no new standards expected to have a material impact on the Registrants’ financial statements.